FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Provisions detail for the debt instruments portfolio using the expected credit losses model (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ 27,940,140	$ 29,289,301
Debt instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	27,366,285	28,809,148
Debt instruments | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	16,314,035	13,772,681	$ 13,393,582
Debt instruments | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	8,336,360	6,527,230
Debt instruments | Amortized cost | Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	8,401,261	6,551,909
Debt instruments | Amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	(64,901)	(24,679)
Debt instruments | Fair value through other comprehensive income
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	7,977,675	7,245,451
Debt instruments | Fair value through other comprehensive income | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	(2,288)	(3,244)
Debt instruments | Stage One | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	15,973,144	13,545,514	13,237,154
Debt instruments | Stage One | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	7,995,469	6,300,063
Debt instruments | Stage One | Amortized cost | Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	8,025,350	6,317,752
Debt instruments | Stage One | Amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	(29,881)	(17,689)
Debt instruments | Stage One | Fair value through other comprehensive income
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	7,977,675	7,245,451
Debt instruments | Stage Two | Fair value through OCI and amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	340,891	227,167	$ 156,428
Debt instruments | Stage Two | Amortized cost
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	340,891	227,167
Debt instruments | Stage Two | Amortized cost | Carrying amount
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	375,911	234,157
Debt instruments | Stage Two | Amortized cost | Allowance
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Financial assets	$ (35,020)	$ (6,990)